Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
6. Commitments and Contingencies
Operating Leases
In January 2013, DermTech Operations entered into a
non-cancelable
lease agreement for its operating facilities. In January 2014, DermTech Operations signed an amendment to the lease to extend the term through January 2017. In November 2016, DermTech Operations signed a second amendment to the lease to extend the term through March 2022. In August 2019, DermTech Operations signed a third amendment to the lease to add additional space, and in September 2019, the Company signed a fourth amendment to the lease to add additional space. In connection with the Business Combination, the Company assumed all obligations under the lease, as amended, from DermTech Operations. The Company records rent expense on a straight line basis over the life of the lease and the difference between the average rent expense and cash payments for rent is recorded as deferred rent and is included in accrued liabilities on the condensed consolidated balance sheet.
Rent and associated common area maintenance expense totaled $0.2 million and $0.2 million for the three months ended September 30, 2019 and 2018, respectively, and $0.5 million and $0.5 million for the nine months ended September 30, 2019 and 2018, respectively.
Future minimum operating lease payments for the operating facilities as of September 30, 2019 were (in thousands):

Remainder of 2019	$142
2020	582
2021	599
2022	153

Total future minimum lease payments	$1,476

Deferred Underwriting Fees
In connection with the execution of the Merger Agreement, the Company, DermTech Operations and Cowen and Company, LLC (“Cowen”) entered into a letter agreement, dated May 29, 2019, (the “Deferred Underwriting Fee Assignment Agreement”), pursuant to which the Company agreed to assign to DermTech Operations, and DermTech Operations agreed to assume, the Company’s obligations under the Underwriting Agreement, dated as of June 19, 2017 (the “Underwriting Agreement”), by and among the Company and Cowen. On September 4, 2019, the Company, DermTech Operations and Cowen amended the Deferred Underwriting Fee Assignment Agreement, pursuant to which the Company paid Cowen $0.8 million for the reduction of the balance owed by the Company to Cowen under the Underwriting Agreement to $1.4 million.
Pursuant to the terms of the Deferred Underwriting Fee Assignment Agreement, as amended, if the Company raises at least $15.0 million in proceeds received from equity financings consummated prior to the one-year
anniversary of the Business Combination, excluding the proceeds received from any financing consummated prior to or simultaneous with the Business Combination, then the Company will pay to the underwriters $1.4 million within one week of the one-year
anniversary of the Business Combination. If the Company fails to raise such funds by the one-year
anniversary of the Business Combination, then then Company will pay to the Underwriters $0.7 million within one week of the one-year
anniversary of the Business Combination, and Cowen will have the option to extend the Company’s payment deadline for the remaining balance of $0.7 million or receive $0.7 million in value of the Company’s common stock (the “Equity Payment”) based on the then fair market value of the Company’s common stock. The Company’s payment to the Underwriters of $1.4 million, or its payment of $0.7 million plus the Equity Payment, in either case, shall satisfy the Company’s obligation to pay Cowen the deferred underwriting fees in full, and no further payment of any kind shall be required of the Company in connection with the deferred underwriting fees.
Legal Proceedings
The Company is not currently party to any material legal proceedings.

(6)	Commitments and Contingencies
Operating Leases
In January 2013, the Company entered into a
non-cancelable
lease agreement for its operating facilities. In January 2014, the Company signed an amendment to the lease to extend the term through January 2017. In November 2016, the Company signed a second amendment to the lease to extend the term through March 2022. The Company records rent expense on a straight line basis over the life of the lease and the difference between the average rent expense and cash payments for rent is recorded as deferred rent and is included in accrued liabilities on the balance sheet.
Rent and associated common area maintenance expense totaled $0.6 million and $0.6 million for the years ended December 31, 2018 and 2017, respectively.
Future minimum lease payments for the operating leases for the operating facilities as of December 31, 2018 are (in thousands):

2019	$402
2020	414
2021	426
2022	109

$1,351

Legal Proceedings
The Company is not involved in any legal proceedings.